Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Income Loss Per Share Tables
Income (loss) per share
	2014	2013	2012
Comprehensive income (loss) for the year	$(1,563,361)	$(5,341,561)	$2,062,728

Weighted average number of shares outstanding:
Common shares issued	44,375,540	40,882,108	38,453,392
Convertible Preferred Shares (i)	-	778,082	2,000,000
Basic	44,375,540	41,660,190	40,453,392
Additional shares related to assumed
exercise of stock options and US$ Warrants
under the treasury stock method (ii)	-	-	337,070
Contingently issuable Preferred Shares (ii)	-	-	8,000,000
Fully diluted	44,375,540	41,660,190	48,790,462

Net loss per share – Basic	$(0.04)	$(0.13)	$0.05
Net loss per share – Fully diluted	$(0.04)	$(0.13)	$0.04